AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 26, 2002

                                                    File No. 333-00641
                                                    File No. 811-07527
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933 /X/
                        POST-EFFECTIVE AMENDMENT NO. 30
                        -------------------------------

                                      and

                          REGISTRATION STATEMENT UNDER
                       INVESTMENT COMPANY ACT OF 1940 /X/
                                AMENDMENT NO. 31
                                ----------------

                                  TURNER FUNDS

               (Exact Name of Registrant as Specified in Charter)
                         c/o The CT Corporation System
                               101 Federal Street
                          Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, including Area Code (610) 251-0268

                    (Name and Address of Agent for Service)

                                   JOHN GRADY
                        TURNER INVESTMENT PARTNERS, INC.
                         1235 WESTLAKES DR., SUITE 350
                        BERWYN, PENNSYLVANIA 19312-2414

                                   Copies to:

                           JAMES W. JENNINGS, ESQUIRE
                          MORGAN, LEWIS & BOCKIUS LLP
                               1701 MARKET STREET
                        PHILADELPHIA, PENNSYLVANIA 19103

      TITLE OF SECURITIES BEING REGISTERED...UNITS OF BENEFICIAL INTEREST.
--------------------------------------------------------------------------------
It is proposed that this filing become effective (check appropriate box):
____   immediately upon filing pursuant to paragraph (b)
____   on (date) pursuant to paragraph (a) of Rule 485
____   on (date) pursuant to paragraph (b) (1)(iii) of Rule 485
_X_    75 days after filing pursuant to paragraph (a)(2)

--------------------------------------------------------------------------------

                                  TURNER FUNDS

                                   PROSPECTUS
                                __________, 2002

                          TURNER AGGRESSIVE BLEND FUND

                               INVESTMENT ADVISER
                        TURNER INVESTMENT PARTNERS, INC.


    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
        SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

Turner Funds is a mutual fund family that offers different classes of shares in separate investment portfolios. The Turner Funds have individual investment goals and strategies. This prospectus gives you important information about the Class I and Class II Shares of the Turner Aggressive Blend Fund (the Fund) that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. BEGINNING ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT THE FUND. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                            PAGE
 TURNER AGGRESSIVE BLEND FUND...............................................XXX
 DESCRIPTION OF THE UNDERLYING FUNDS........................................XXX
 INVESTMENTS AND PORTFOLIO MANAGEMENT.......................................XXX
 PURCHASING, SELLING AND EXCHANGING FUND SHARES.............................XXX
 DISTRIBUTION OF FUND SHARES................................................XXX
 TAXES......................................................................XXX

TO OBTAIN MORE INFORMATION ABOUT TURNER FUNDS, PLEASE REFER TO THE BACK COVER OF THE PROSPECTUS.

GENERAL RISK/RETURN INFORMATION

The Fund is considered a "fund of funds," which means that it invests substantially all of its assets in shares of other mutual funds (referred to as the "underlying funds"), rather than in individual securities. The Fund invests substantially all of its assets in the shares of two other Turner Funds - the Turner Small Cap Value Opportunities Fund and the Turner High Yield Fund. The Fund may also invest a portion of its assets in the Turner Ultra Short Duration Fund. As a result, the investment performance of the Fund is directly related to the performance of the underlying funds.

The risks of investing in the Fund are directly related to the risks associated with investing in the underlying funds. Turner Investment Partners, Inc. ("Turner"), the Fund's investment adviser, is also the investment adviser of the Turner High Yield Fund. Turner Investment Management LLC ("TIM"), an affiliate of Turner, serves as investment adviser to the Turner Small Cap Value Opportunities Fund. Each underlying fund has its own investment goal and strategies for reaching that goal. The value of the underlying funds' shares is based on the market prices of the securities they hold, and these prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the underlying funds own and the markets in which they trade.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. Turner's and TIM's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. There is the risk that you could lose money on your investment in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

TURNER AGGRESSIVE BLEND FUND

FUND SUMMARY

INVESTMENT GOAL                 Total return through a combination of long-term
                                capital growth and high current income

INVESTMENT FOCUS                Common stocks of undervalued small
                                capitalization companies and fixed income securities rated below investment grade

SHARE PRICE VOLATILITY          High

PRINCIPAL INVESTMENT STRATEGY   Invests substantially all of its assets in
                                shares of other Turner Funds that focus on small cap equity stocks and high risk, high yield fixed income securities

INVESTOR PROFILE                Investors seeking total return who can withstand
                                the share price volatility of small cap equity investing and the risks of high yield bond investing

PRINCIPAL STRATEGY

As a fund of funds, the Fund pursues its goal by investing substantially all of its assets in shares of the Turner Small Cap Value Opportunities Fund (the "Small Cap Value Opportunities Fund") and the Turner High Yield Fund (the "High Yield Fund"). The Small Cap Value Opportunities Fund focuses on equity securities of small capitalization companies that are believed to have the potential for growth and that appear to be trading below their perceived value. The High Yield Fund primarily holds fixed income securities rated below investment grade ("high yield, high risk" securities, often referred to as "junk bonds"). The Fund may also invest a portion of its assets in the Turner Ultra Short Duration Fund (the "Ultra Short Duration Fund"), which invests in high quality, short duration fixed income securities. See page 8 for a more detailed description of the underlying Funds.

The Fund will generally invest at least 25% of its assets in each of the Small Cap Value Opportunities and High Yield Funds, and will periodically adjust the Fund's asset allocation among the underlying funds in response to changing economic and market conditions, the performance of the underlying funds, or for other reasons. Turner believes that the market for high yield securities is relatively inefficient compared to other securities due to the limited availability of information on such securities, the lack of extensive institutional research coverage of and market making activity with respect to issuers of such securities, the complexity and difficulty of evaluating these securities and the limited liquidity, at times, of such securities. The Fund will attempt to exploit these inefficiencies and will invest a greater percentage of the Fund's assets in the High Yield Fund when conditions appear favorable. Likewise, Turner may invest a greater percentage of the Fund's assets in the Small Cap Value Opportunities Fund when it believes that the growth potential and securities prices of smaller companies are the more attractive investment opportunity. The Fund may invest a portion of its assets in the Ultra Short Duration Fund when it seeks to achieve a return on uninvestment cash or for other reason.

The Fund will normally sell a proportionate amount of the shares it owns in each underlying fund to meet redemption requests.

PRINCIPAL RISKS

Because the Fund invests a substantial portion of its assets in shares in the Small Cap Value Opportunities Fund, the Fund is subject to the risks of investing in equity securities, including the risk that stock prices will fall over short or extended periods of time:

o Historically, the equity markets have moved in cycles, and the value of the Small Cap Value Opportunities Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these securities may decline. These factors contribute to price volatility, which is the principal risk of investing in the Small Cap Value Opportunities Fund.

o The smaller capitalization companies the Small Cap Value Opportunities Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Small cap stocks may be very volatile and the price movements of the Small Cap Value Opportunities Fund's shares may reflect that increased volatility.

o        The Small Cap Value Opportunities may invest in foreign securities.
         Investing in issuers in foreign countries poses additional risks since political and economic events uniqes to a country or region will affect those markets and their issuers. However, these events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments.

The Fund also invests a substantial portion of its assets in shares of the High Yield Fund and as a result the Fund is subject to the risks of investing in non-investment grade fixed income securities, including interest rate changes and perceptions about the creditworthiness of individual issuers:

o Generally, the High Yield Fund's fixed income securities will decrease in value if interest rates rise and increase in value if interest rates fall. The volatility of lower-rated securities is typically greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

o High yield bonds involve greater risks of default or downgrade and are more volatile than investment grade bonds. High yield bonds have greater risk of price declines than investment grade bonds due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. High yield bonds are subject to a greater degree of risk that the issuer may not be able to pay interest and ultimately to repay principal upon maturity than investment grade bonds. Failure to pay interest or principal could substantially adversely affect the market price of a security.

While the Fund's investment strategy is based upon the principle that small cap value equity stocks and high risk, high yield fixed income securities will react differently to economic and market conditions, the Fund is subject to the risk that both the high yield and small cap equity sectors of the market may underperform other sectors of the market as a whole. In addition, even if the high yield or small cap equity sector outperforms other sectors of the market over certain periods, it is possible that the Fund's assets will not have been allocated towards this outperforming sector during this time.

PERFORMANCE INFORMATION

As a new fund, the Fund has no performance record. The Fund intends to compare its performance to the S&P 500 Index. The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

FUND FEES AND EXPENSES

----------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
----------------------------------------------------------------------------------------

                                                       Class I Shares   Class II Shares

Redemption Fee1
(as a percentage of amount redeemed, if applicable)          2.00%        2.00%

-----------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
-----------------------------------------------------------------------------------------

                                                   Class I Shares        Class II Shares

Investment Advisory Fees                              0.10%                  0.10%
Distribution (12b-1) Fees                             None                   None
Total Other Expenses                                  0.40%                  0.65%
                                                      -----                  -----
        Shareholder Servicing Fee               None                 0.25%2
TOTAL ANNUAL FUND OPERATING EXPENSES                  0.50%                  0.75%

1 APPLIES ONLY TO REDEMPTIONS WITHIN 90 DAYS OF PURCHASE. AT THIS TIME, PURCHASES OF
  CLASS I SHARES AND CLASS II SHARES OF THE FUND WILL NOT BE SUBJECT TO THE REDEMPTION
  FEE DESCRIBED ABOVE. THE FUND WILL NOTIFY ALL EXISTING SHAREHOLDERS BEFORE IT
  DECIDES TO IMPLEMENT THE FEE.
2 THE SHAREHOLDER SERVICING FEE IS INCLUDED AS PART OF THE FUND'S "TOTAL OTHER
  EXPENSES" AND IS PRESENTED HERE FOR INFORMATION PURPOSES ONLY.

In addition to the expenses shown above, shareholders of the Fund will indirectly bear their pro rata share of the annual operating expenses of the underlying funds. As a result, the investment returns of the Fund will be net of the expenses of the underlying funds. Because the Fund invests in other Turner Funds, as a shareholder you will pay a higher expense ratio than if you had purchased shares of an underlying fund directly.

The Fund's annual operating expenses include a portion of the annual operating expenses of the underlying funds. The portion is estimated to be between [0.45% and 1.45%] (expressed as a weighted average, including any fee waiver and/or reimbursement that will expire January 31, 2004), and is based on:

o        The amount the Fund expects to invest in each underlying fund

o Each underlying fund's annualized expense ratio for the period ended [________], adjusted as necessary to reflect current serve provider fees

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under "Total Annual Fund Operating Expenses" and you reinvest all dividends and distributions. The Example assumes that the Fund's indirect expenses remain at the average of range as shown above for the 1 year example, excluding any fee waivers and/or reimbursements for the 3 years example. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                      1 Year           3 Years

Turner Aggressive Blend Fund - Class I Shares

Turner Aggressive Blend Fund - Class II Shares
--------------------------------------------------------------------------------

DESCRIPTION OF THE UNDERLYING FUNDS

TURNER SMALL CAP VALUE OPPORTUNITIES FUND

The Small Cap Value Opportunities Fund invests primarily (at least 80% of net assets) in equity securities of small capitalization companies that Turner Investment Management ("TIM"), its adviser, believes have the potential for growth and that appear to be trading below their perceived value. Most of these companies are based in the U.S., but some may be headquartered in or doing a substantial portion of their business overseas. In pursuing its objective, the Small Cap Value Opportunities Fund may invest in securities convertible into equity securities and securities issued by non-U.S. companies. A small capitalization company is one that has a market cap at the time of purchase that is within the range of capitalizations represented in the Russell 2000 Value Index.

The Small Cap Value Opportunities Fund will invest in securities of companies operating in a broad range of industries based primarily on a fundamental analysis of each company and consideration of such characteristics as price-cash flow, price-earnings and price-book value ratios. TIM looks for companies with quality management teams that can take advantage of unique product opportunities, with an emphasis on companies that it believes are undervalued by the market. TIM employs a quantitative approach to determine whether a company's share price reflects its perceived value. TIM may trim positions to adhere to capitalization or capacity constraints, to maintain sector neutrality or to adjust stock position size relative to the Russell 2000 Value Index.


TURNER HIGH YIELD FUND

The High Yield Fund invests primarily (at least 80% of net assets) in high yield securities. In selecting investments for the High Yield Fund, Turner chooses fixed income securities that offer high current yields as well as capital appreciation potential, including preferred stocks, convertible securities, zero coupon obligations, payment-in-kind bonds, and variable rate securities. The High Yield Fund's average weighted maturity may vary, and will generally be ten years or less. The High Yield Fund will typically invest in securities rated B or BB by Standard & Poor's Corporation ("S&P"), or Ba or B by Moody's Investors Services, Inc. Turner does not intend to invest more than 20% of the High Yield Fund's assets in bonds that are unrated, rated CCC by S&P or lower, or in default. This strategy may cause the High Yield Fund to earn less income, but is intended to result in the High Yield Fund owning fewer bonds in default (i.e., paying no income).

Turner will continuously review the credit quality of the bonds in the High Yield Fund's portfolio, and will sell a bond when the issuer is downgraded, the industry sector in which the bond belongs is downgraded as a whole, or when the bond's price declines more than 15% as compared to its industry sector.

TURNER ULTRA SHORT DURATION FUND

To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest a portion of its assets in the Turner Ultra Short Duration Fund. The Ultra Short Duration Fund invests primarily (at least 80% of its net assets) in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities issued by agencies such as Federal National Mortgage Association or the Government National Mortgage Association. In selecting investments for the Ultra Short Duration Fund, Turner chooses government obligations that are attractively priced relative to the market or to similar instruments.

Each Underlying Fund may buy or sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.


INVESTMENTS AND PORTFOLIO MANAGEMENT

The investments and strategies described throughout this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in the Ultra Short Duration Fund, or in cash equivalents, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if Turner believes that the risk of loss outweighs the opportunity for gains. In that case, the Fund would not be invested in accordance with its investment objective.

INVESTMENT ADVISER

Turner Investment Partners, Inc. ("Turner"), an SEC-registered adviser, serves as the Adviser to the Fund. As the Fund's Adviser, Turner makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. Turner also ensures compliance with the Fund's investment policies and guidelines.

As of June 30, 2002, Turner had approximately $8 billion in assets under management. For its services, Turner is entitled to receive base investment advisory fees as follows:

     TURNER AGGRESSIVE BLEND FUND                              0.10%


In addition to serving as the investment adviser to the Fund, Turner also serves as investment adviser for the following funds in the Turner Funds complex:

        TURNER DISCIPLINED LARGE CAP GROWTH FUND            TURNER NEW ENTERPRISE FUND
        TURNER MIDCAP GROWTH FUND                           TURNER FUTURE FINANCIAL SERVICES FUND
        TURNER SMALL CAP GROWTH FUND                        TURNER NEW ENERGY & POWER TECHNOLOGY FUND
        TURNER MICRO CAP GROWTH FUND                        TURNER HEALTHCARE & BIOTECHNOLOGY FUND
        TURNER LARGE CAP VALUE FUND                         TURNER TAX-MANAGED U.S. EQUITY FUND
        TURNER MIDCAP VALUE FUND,                           TURNER CORE FIXED INCOME FUND
        TURNER SMALL CAP VALUE FUND                         TURNER CORE HIGH QUALITY FIXED INCOME FUND
        TURNER TECHNOLOGY FUND                              TURNER HIGH YIELD FUND
        TURNER TOP 20 FUND                                  TURNER ULTRA SHORTDURATION FIXED INCOME FUND
        TURNER GLOBAL TOP 40 FUND                           TURNER SHORT DURATION FIXED INCOME FUND
        TURNER LARGE CAP GROWTH OPPORTUNITIES FUND

PORTFOLIO MANAGERS

The Aggressive Blend Fund is managed by a committee comprised of Thomas DiBella, Roger Early, Kenneth Gainey and Paul Matlack. Messrs. DiBella and Gainey currently manage the Small Cap Value Opportunities Fund, while Messrs. Early and Matlack currently manage the High Yield Fund. The background of each portfolio manager is set forth below.

Thomas DiBella, CFA, CPA, Senior Portfolio Manager, joined Turner Investment Management in 2002 as one of its founding members. He is co-manager of the Turner Small Cap Equity Fund. Prior to 2002, Mr. DiBella was Vice President and Portfolio Manager with Aeltus Investment Management. He has 19 years of investment experience.

Roger A. Early, CFA, CPA, CFP, Chief Investment Officer-Fixed Income, joined Turner in 2002. Previously, Mr. Early was Vice President/Senior Portfolio Manager - Equities and Fixed Income of Rittenhouse Financial (June 2001 to February 2002), and Senior Vice President and Director of Investment Grade Fixed Income, Delaware Investment Advisors (July 1994 to June 2001). He has 20 years of investment experience. Mr. Early is the lead portfolio manager for the Turner Core High Quality Fixed Income Fund Fund.


Kenneth Gainey, CFA, Senior Portfolio Manager, joined Turner Investment Management in 2002 as one of its founding members. He is co-manager of the Turner Small Cap Equity Fund. Prior to 2002, Mr. Gainey held various financial and portfolio management decisions with Aeltus Investment Management and Aetna International, Inc./Aetna Financial Services. He has 11 years of investment experience.

Paul A. Matlack, CFA, Senior Portfolio Manager, joined Turner in 2002. Previously, Mr. Matlack was Vice President, Senior Portfolio Manager and co-head of the High Yield Group with Delaware Investment Advisors (September 1989 to September 2000). He has 17 years of investment experience. Mr. Matlack serves as lead portfolio manager for the Turner High Yield Fund.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

--------------------------------------------------------------------------------
INVESTING IN THE FUND
--------------------------------------------------------------------------------

In order to open a new account, you must complete and mail the NEW ACCOUNT APPLICATION that you receive with this prospectus.

All trades must be received by the Fund's Transfer Agent by 4:00 PM (Eastern
Time). Trades received after 4:00 PM (Eastern Time) will be executed at the following business day's closing price.

Your check must be made payable to the Fund or wires must be sent according to the instructions listed below.

The Fund's minimum initial investment is $2,500 with minimum subsequent purchases of $50. The Fund reserves the right to waive the minimum initial investment. The Fund assesses no sales charge when you purchase shares of the Fund.

--------------------------------------------------------------------------------
ONCE YOU ARE A SHAREHOLDER OF THE FUND YOU CAN DO THE FOLLOWING:
--------------------------------------------------------------------------------

* PURCHASE, SELL OR EXCHANGE FUND SHARES BY PHONE. Call 1-800-224-6312 between 9:00 AM and 4:00 PM (Eastern Time) Monday through Friday and press 3 to place a trade.
--------------------------------------------------------------------------------

* PURCHASE, SELL OR EXCHANGE FUND SHARES BY MAIL. SHAREHOLDERS CAN MAIL TRADE REQUESTS TO:

         By regular mail                      By express or overnight mail

         The Turner Funds                     The Turner Funds
         P.O. Box 219805                      c/o DST Systems Inc.
         Kansas City, MO 64121-9805           330 W. 9th Street
                                              Kansas City, MO 64105
--------------------------------------------------------------------------------

*        PURCHASE FUND SHARES BY WIRING FUNDS TO:

         United Missouri Bank of Kansas NA
         ABA #101000695
         Account # 9870601168
         Further Credit: name of fund, shareholder name and Turner Funds account number

--------------------------------------------------------------------------------

* PURCHASE, SELL OR EXCHANGE FUND SHARES ONLINE: Go to www.turnerinvestments.com, follow the online instructions to enable this service. Existing shareholders can also open additional accounts online.

--------------------------------------------------------------------------------

This section tells you how to purchase, sell and exchange shares of the Fund.

PURCHASING FUND SHARES

CHOOSING CLASS I OR CLASS II SHARES

Class I and Class II Shares have different expenses and other characteristics.

Class I Shares are for individual investors and for certain institutional investors investing for their own or their customers' account. Class II Shares are for financial institutions or intermediaries.

       CLASS I SHARES                  CLASS II SHARES
       o   NO SALES CHARGE             o   NO SALES CHARGE
       o   LOWER ANNUAL EXPENSES       o   HIGHER ANNUAL EXPENSES
       o   $2,500 MINIMUM INITIAL      o   GREATER PROVISION OF
           INVESTMENT                      SHAREHOLDER SERVICES
                                       o   $2,500 MINIMUM INITIAL
                                           INVESTMENT

For some investors the minimum initial investment may be lower.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).

The Fund may reject any purchase order if it determines that accepting the order would not be in the best interests of the Fund or its shareholders.

To open an account:

o BY MAIL - Please send your completed application, with a check payable to the Fund to the address listed on page __. Your check must be in U.S. dollars and drawn on a bank located in the United States. The Fund does not accept third party checks, credit card checks, checks issued by internet banks or cash.

o BY WIRE - Please contact a Turner Funds' representative at 1-800-224-6312 (option 3) to let the representative know that you intend to make your initial investment by wire. You will be given an account number and fax number to which you should send your completed New Account Application. Once this is complete you will need to instruct your bank to wire money to:
     United Missouri Bank of Kansas, N.A.; ABA #10-10-00695; for Account Number 98-7060-116-8; Further Credit: [Aggressive Blend Fund]. The shareholder's name and account number must be specified in the wire.

o ONLINE - Existing shareholders can open additional accounts by using their existing account registration and tax ID number. Initial accounts in the Fund cannot be opened via the Internet.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase shares automatically through regular deductions from your account. Please call 1-800-224-6312 for information regarding participating banks. With a $100 minimum investment to open your account, you may begin regularly scheduled investments of at least $25 per month.

HOW FUND PRICES ARE CALCULATED

The Fund's net asset value ("NAV") per share is based on the NAV per share of the underlying funds that the Fund invests in. The price per share (the offering price) of the Fund will be the next determined after the Fund receives your purchase order. NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

The Fund's NAV is calculated once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). In order for you to receive the current Business Day's NAV, generally we must receive your purchase order before 4:00 p.m. Eastern time. A purchase order received after 4:00 p.m. Eastern time will be processed using the next Business Day's price. Shares will not be priced on days on which the New York Stock Exchange is closed for trading.

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Shares will not be priced on days on which the New York Stock Exchange is closed for trading.

VALUING SECURITIES IN AN UNDERLYING FUND

The value of an underlying fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in a fund. If prices are not readily available, or the value of a security has been materially affected by events occurring after a foreign exchange closes, the underlying fund's investment adviser, Turner or TIM, will base the price of a security on its fair value. When a fund uses fair value to price securities it may value those securities higher or lower than another fund that uses market quotations to price the same securities. International markets may be open on days when U.S. markets are closed. The value of foreign securities owned by an underlying fund could change on days when fund shares may not be bought or sold.

PURCHASING ADDITIONAL SHARES

o BY MAIL- Please send your check payable to the Fund along with a signed letter stating the name of the Fund and your account number.

o BY PHONE - Current shareholders are eligible to purchase shares by phone if they have requested that privilege by checking the appropriate box on the New Account Application. Shareholders who have requested telephone privileges can call 1-800-224-6312 (option 3) and give the Fund and account number they would like to make a subsequent purchase into. They must then instruct their bank to wire the money by following the instructions listed on page __.

o ONLINE - Current shareholders are eligible to purchase additional shares via our website, www.turnerinvestments.com. These investments will be made via Automated Clearing House (ACH) and will be deducted from your bank account. Your account will be credited with the additional shares on the trade date, but the dollar amount will not post until it clears the banking system.

ADDITIONAL INFORMATION

You may also buy shares through accounts with brokers and other financial institutions that are authorized to place trades in Fund shares for customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

SELLING FUND SHARES

If you own shares directly, you may sell your shares on any Business Day by contacting us directly by mail, telephone or via our website. You may also sell your shares by contacting your financial institution by mail or telephone. The sale price of each share will be the next NAV determined after we receive your request.

You may sell shares by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-224-6312.

o BY MAIL - If you wish to redeem shares of the Fund, you should send us a letter with your name, Fund and account number and the amount of your request. All letters must be signed by the owner(s) of the account. All proceeds will be mailed or wired (depending on instructions given) to the address or instructions given to us when the account was established. If you would like the proceeds sent to either a different bank account or address, a signature guarantee is required.

o BY PHONE - When filling out a New Account Application you are given the opportunity to establish telephone redemption privileges. If you elect to take advantage of this privilege you will be able to redeem shares of the Fund by calling 1-800-224-6312 (option 3) and speaking to one of our representatives.

o ONLINE - Existing shareholders can redeem shares via our website, www.turnerinvestments.com. Redemptions will be funded via check, ACH or wire to the instructions of record.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from the Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

SIGNATURE GUARANTEES

A signature guarantee is a widely accepted way to protect shareholders by verifying the signature in certain circumstances including, (1) written requests for redemptions in excess of $50,000; (2) all written requests to wire redemption proceeds to a bank other than the bank previously designated on the account application; and (3) redemption requests that provide that the redemption proceeds should be sent to an address other than the address of record or to a person other than the registered shareholder(s) for the account. Signature guarantees can be obtained from any of the following institutions: a national or state bank, a trust company, a federal savings and loan association, or a broker-dealer that is a member of a national securities exchange. A notarized signature is not sufficient.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

REDEMPTION FEE

As noted in the "Fund Fees and Expenses" section, sales of the Fund's shares or exchanges out of the Fund within 90 days of purchase may be subject to a 2% redemption fee. The fee will not be assessed against persons who hold their shares through a single qualified retirement plan or other omnibus account arrangement where the purchase and sale orders of a number of persons are aggregated before being communicated to the Fund. The Fund reserves the right nonetheless to impose the fee on these accounts when a pattern of trading in an account emerges that is harmful to the Fund. In calculating whether a sale of Fund shares (including an exchange) is subject to a redemption fee, a shareholder's holdings will be viewed on a first in/first out basis. This means that, in determining whether any fee is due, the shareholder will be deemed to have sold the shares he or she acquired earliest. The fee will be calculated based on the current price of the shares as of the trade date of the sale or exchange. Dividends and capital gains are not subject to the redemption fee.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within three Business Days after it receives your request, but it may take up to seven days. Your proceeds can be wired to your bank account (subject to a $10 wire fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR INVESTMENT HAS CLEARED (WHICH, FOR CHECKS, MAY TAKE UP TO 15 DAYS FROM THE DATE OF PURCHASE).

EXCHANGING FUND SHARES

Class I shares of the Fund may be exchanged for Class I shares of another fund in the Turner Funds' complex and Class II shares of the Fund may be exchanged for Class II shares of another fund in the Turner Funds complex, subject to applicable limitations resulting from the closing of funds to new investors. When you exchange shares, you are really selling your shares and buying other Fund shares. Your sale price and purchase price will be based on the NAV next calculated after we receive your exchange request.

You may exchange your shares on any Business Day by contacting the Fund directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. Shareholders will be limited to 10 exchanges per year. IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR INVESTMENT HAS CLEARED (WHICH, FOR CHECKS, MAY TAKE UP TO 15 DAYS FROM THE DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

OTHER POLICIES

FOR CUSTOMERS OF FINANCIAL INSTITUTIONS

If you purchase, sell or exchange Fund shares through a financial institution (rather than directly from us), you may have to transmit your purchase, sale and exchange requests to your financial institution at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to us. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly. Your financial institution may charge transaction fees on purchases and/or sales of Fund shares.

TELEPHONE/ONLINE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone or via the website is extremely convenient, but not without risk. Although we have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, we are not responsible for any losses or costs incurred by following telephone or web instructions we reasonably believe to be genuine. If you or your financial institution transact business with us over the telephone or via our website, you will generally bear the risk of any loss.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the Fund's Statement of Additional Information ("SAI").

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum of $1,000 because of redemptions, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds. Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm Fund performance. To minimize harm to the Fund and its shareholders, Turner reserves the right to reject any purchase order (included exchanges) from any investor we believe has a history of market timing or whose trading activity, in our judgment, has been or may be disruptive to the Fund. In making this determination, Turner may consider trading done in multiple accounts under common ownership or control.


DISTRIBUTION OF FUND SHARES

Turner Investment Distributors, Inc., a registered broker-dealer that is owned and operated by Turner Investment Partners, Inc., is the distributor of the Fund. The Fund has adopted a Distribution and Shareholder Services Plan for Class II shares. Under this plan, the Distributor receives an amount up to 0.25% of Class II Share's average daily net assets in return for providing a broad range of shareholder services, including responding to shareholder inquiries and assisting shareholders with their accounts. The performance of Class I and Class II Shares will differ due to differences in expenses.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its income quarterly as a dividend to shareholders. The Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE, LOCAL AND FOREIGN INCOME TAXES. Summarized below are some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. The Fund's net investment income and short-term capital gains are distributed as dividends and are taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have held your shares in the Fund. Distributions you receive from the Fund may be taxable whether or not you reinvest them or take them in cash.

Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of Fund shares for shares of another Turner Fund is treated the same as a sale. A sale may result in a capital gain or loss to you. The gain or loss generally will be treated as short term if you held the shares for 12 months or less, long term if you held the shares for longer.

More information about taxes is in the Fund's SAI.

GLOSSARY OF TERMS

COMMON STOCK
A security representing an ownership interest in a corporation. A shareholder si entitled to share in the company's profits, which may be paid out as dividends.

DURATION
Duration is the measure of the price sensitivity of fixed income securities for a given change in interest rates. Duration is the change in the value of a fixed income security that will result from a 1% change in interest rates. Duration is stated in years.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ration includes management fees, administrative fees, and any 12b-1 distribution fees.


FOREIGN SECURITY
A debt or equity security determined by a Fund's portfolio management team to be foreign based on an issuer's domicile, its principal place of business, the source of its revenues or other factors.


LOWER-RATED BONDS ("HIGH YIELD, HIGH RISK SECURITIES")
Debt securities that, at the time of purchase, are rated "BB" or below by Standard & Poors Incorporated ("S&P") or "Ba" or below by Moody's Investor Services, Inc. ("Moody's"), or that are unrated and determined by the investment adviser to be of comparable quality.

INDEX
An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.


INVESTMENT GRADE
A debt security that has been give a medium to high credit rating ("Baa" or higher by Moody's, or "BBB" or higher by S&P) based on the issuer's ability to pay interest and repay principal on time.

MATURITY
The date on which a fixed income security becomes due for payment of principal.

MONEY MARKET INSTRUMENTS
These are high quality, dollar-denominated, short-term debt instruments and include, Treasury bills, bank certificates of deposit, repurchase agreements, commercial paper and banker's acceptances.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by ht number of shares outstanding. The value of a single share is also called its share value or share price.

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

SMALL CAPITALIZATION COMPANY
Is one that has a market cap at the time of purchase that is within the range of capitalizations represented in the Russell 2000 Index.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income earned by an investment, expressed as a percentage of the investment's price.

                                  TURNER FUNDS

INVESTMENT ADVISER

Turner Investment Partners, Inc.
1235 Westlakes Drive, Suite 350
Berwyn, Pennsylvania 19312

DISTRIBUTOR

Turner Investment Distributors, Inc.
1235 Westlakes Drive, Suite 350
Berwyn, Pennsylvania 19312

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated [   ], 2002, includes detailed information about the Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports will contain the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports will also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:       Call 1-800-224-6312

BY MAIL:            Turner Funds
                    P.O. Box 219805
                    Kansas City, Missouri 64121-9805

BY INTERNET:  HTTP://WWW.TURNERINVESTMENTS.COM

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about Turner Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Fund's Investment Company Act registration number is 811-07527.

                                  TURNER FUNDS

                          TURNER AGGRESSIVE BLEND FUND

                                  ______, 2002

                               INVESTMENT ADVISER:
                        TURNER INVESTMENT PARTNERS, INC.


This Statement of Additional Information is not a prospectus and relates only to the Turner Aggressive Blend Fund (the "Fund"). It is intended to provide additional information regarding the activities and operations of the Turner Funds (the "Trust") and should be read in conjunction with the Turner Fund's
Prospectus dated [          ]. The Prospectus may be obtained without charge by
calling 1-800-224-6312.

                                TABLE OF CONTENTS

THE TRUST...................................................................S-3
INVESTMENT OBJECTIVE........................................................S-3
INVESTMENT POLICIES.........................................................S-3
GENERAL INVESTMENT POLICIES.................................................S-4
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS.......................S-5
INVESTMENT LIMITATIONS.....................................................S-22
THE ADVISER................................................................S-24
THE ADMINISTRATOR..........................................................S-26
DISTRIBUTION AND SHAREHOLDER SERVICES......................................S-27
TRUSTEES AND OFFICERS OF THE TRUST.........................................S-28
COMPUTATION OF YIELD AND TOTAL RETURN......................................S-32
PURCHASE AND REDEMPTION OF SHARES..........................................S-32
DETERMINATION OF NET ASSET VALUE...........................................S-34
TAXES......................................................................S-34
PORTFOLIO TRANSACTIONS.....................................................S-37
VOTING.....................................................................S-37
DESCRIPTION OF SHARES......................................................S-37
SHAREHOLDER LIABILITY......................................................S-38
LIMITATION OF TRUSTEE'S LIABILITY..........................................S-38
CODE OF ETHICS.............................................................S-39
CUSTODIAN..................................................................S-39
INDEPENDENT AUDITORS.......................................................S-39
LEGAL COUNSEL..............................................................S-39
APPENDIX....................................................................A-1

THE TRUST

This Statement of Additional Information relates only to the Turner Aggressive Blend Fund (the "Fund"). The Fund is a separate series of Turner Funds (formerly, TIP Funds) (the "Trust"), an open-end management investment company established as a Massachusetts business trust under an Agreement and Declaration of Trust dated January 26, 1996, and amended and restated on February 21, 1997 ("Declaration of Trust"), which consists of both diversified and non-diversified Funds. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest (the "shares") and separate classes of funds. Each portfolio is a separate mutual fund and each share of each portfolio represents an equal proportionate interest in that portfolio. Shareholders may purchase shares of the Fund through two separate classes, Class I and Class II, which provide for variations in distribution costs, transfer agent fees, voting rights and dividends. Except for differences between the Class I Shares and the Class II Shares pertaining to distribution and shareholder servicing, voting rights, dividends and transfer agent expenses, each share of each series represents an equal proportionate interest in that SERIES. Please see "Description of Shares" for more information.

Capitalized terms not defined herein are defined in the Prospectus offering shares of the Fund.

INVESTMENT OBJECTIVE

The Fund seeks total return through a combination of long-term capital growth and high current income and capital appreciation.

There can be no assurance that the Fund will achieve its investment objective.

INVESTMENT POLICIES

The Fund seeks to achieve its investment objective by investing in the shares of two funds, the Turner Small Cap Value Opportunities Fund (the "Small Cap Value Opportunities Fund") and the Turner High Yield Fund (the "High Yield Fund"). Under normal conditions, the Fund will invest approximately 50% of its assets in each underlying fund. While the Fund will generally invest at least 35% and up to 65% of its assets in each underlying fund, the Fund's investment adviser may change the allocation between the underlying funds at any time. Turner Investment Partners, Inc. ("Turner," or the "Adviser") is the investment adviser to the Fund and the underlying High Yield Fund. Turner Investment Management LLC ("TIM") is the investment adviser to the underlying Small Cap Value Opportunities Fund. See "The Adviser" for more information.

The underlying Small Cap Value Opportunities Fund invests primarily (at least 80% of net assets under normal market conditions) in equity securities of small capitalization companies that TIM believes have the potential for growth and that appear to be trading below their perceived value. Most of these companies are based in the U.S., but some may be headquartered in or doing a substantial portion of their business overseas. In pursuing its objective, the underlying Small Cap Value Opportunities Fund may invest in securities convertible into small cap equity securities and securities issued by non-U.S. small cap companies. A small capitalization company is one that has a market cap at the time of purchase that is within the range of capitalizations represented in the Russell 2000 Index.

The underlying Small Cap Value Opportunities Fund will invest in securities of companies operating in a broad range of industries based primarily on a fundamental analysis of each company and due consideration of such characteristics as price-cash flow, price-earnings and price-book value ratios. TIM looks for companies with quality management teams that can take advantage of unique product opportunities, with an emphasis on companies that TIM believes are undervalued by the market for various reasons. TIM employs a quantitative approach to determine whether a company's share price reflects its perceived value.

The underlying High Yield Fund invests primarily (at least 80% of net total assets under normal market conditions) in fixed income securities rated below investment grade ("high yield" securities, often referred to as junk bonds"). Securities and other financial instruments of issuers that may or may not be paying interests on a current basis and that are currently experiencing financial difficulties including, potentially, companies which are undergoing or are likely to undergo financial restructuring or liquidation, both under and outside of Federal Bankruptcy Code proceedings, are also included in the high yield universe and may be acquired by the underlying High Yield Fund.

Turner believes that the market for high yield securities is relatively inefficient compared to other securities due to the limited availability of information on such securities, the lack of extensive institutional research coverage of and market making activity with respect to many issuers of such securities, the complexity and difficulty of evaluation of such securities, and the limited liquidity, at times, of such securities. Turner intends to exploit these inefficiencies using its knowledge and experience in the high yield market. Turner seeks to reduce risk through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets.

The underlying High Yield Fund will invest primarily in securities rated BB by S&P and/or Ba by Moody's, and may invest in non-rated securities and securities rated in the lowest rating category established by S&P and Moody's. Securities in the lowest ratings categories may be in default. See Appendix A for a discussion of these ratings. Any remaining assets may be invested in equity securities and investment grade fixed income securities. In addition, the underlying High Yield Fund may engage in short sales against the box. See "Description of Permitted Investments and Risk Factors" for more information.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

While the Fund intends to invest substantially all its assets in shares of other funds, the Fund and/or each underlying fund may invest in shares of the investments listed below, or engage in each of the investment techniques listed below unless otherwise indicated.

AMERICAN DEPOSITARY RECEIPTS ("ADRS")

Each underlying fund may invest in ADRs. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.


The underlying High Yield Fund may also invest in sponsored or unsponsored, European Depositary Receipts ("EDRs") or Global Depositary Receipts ("GDRs"). EDRs also represent securities of foreign issuers and are designed for use in European markets. A GDR represents ownership in a non-U.S. company's publicly traded securities that are traded on foreign stock exchanges or foreign over-the-counter markets. Holders of unsponsored ADRs, EDRs or GDRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute investor communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

ASSET-BACKED SECURITIES

Each underlying fund may invest in asset-backed securities. Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

BORROWING

The Fund and each underlying fund may borrow money equal to 5% of their total assets for temporary purposes to meet redemptions or to pay dividends. Borrowing may exaggerate changes in the net asset value of the Fund's and each underlying fund's shares and in the return on the Fund's and each underlying fund's portfolio. Although the principal of any borrowing will be fixed, the Fund's and each underlying fund's assets may change in value during the time the borrowing is outstanding. The Fund and each underlying fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing. The Fund and each underlying fund may be required to earmark or segregate liquid assets in an amount sufficient to meet their obligations in connection with such borrowings. In an interest rate arbitrage transaction, the Fund and each underlying fund borrows money at one interest rate and lends the proceeds at another, higher interest rate. These transactions involve a number of risks, including the risk that the borrower will fail or otherwise become insolvent or that there will be a significant change in prevailing interest rates.

CONVERTIBLE SECURITIES

The Fund and each underlying fund may invest in convertible securities. Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics of both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

DERIVATIVES

Each underlying fund may invest in derivatives. Derivatives are securities that derive their value from other securities, financial instruments or indices. The following are considered derivative securities: options on futures, futures, options (E.G., puts and calls), swap agreements, mortgage-backed securities (E.G., collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs"), interest-only ("IOs") and principal-only ("POs"), when issued securities and forward commitments, floating and variable rate securities, convertible securities, "stripped" U.S. Treasury securities (E.G., receipts and separately traded registered interested and principal securities ("STRIPs"), privately issued stripped securities (E.G., TGRs, TRs, and CATs). See later in the "Description of Permitted Investments" for discussions of these various instruments.

EQUITY SECURITIES

The Fund and each underlying fund may invest in equity securities. Equity securities include common stocks, preferred stocks, warrants, rights to acquire common or preferred stocks, and securities convertible into or exchangeable for common stocks. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which an equity fund invests will cause the net asset value of the Fund to fluctuate. An investment in an equity fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

FIXED INCOME SECURITIES

The Fund and each underlying fund may invest in fixed income investments. The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by an NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect the investing fund's net asset value.

Investment grade bonds include securities rated BBB by S&P or Baa by Moody's, which may be regarded as having speculative characteristics as to repayment of principal. If a security is downgraded, Turner or TIM, respectively, will review the situation and take appropriate action.

FORWARD FOREIGN CURRENCY CONTRACTS

Each underlying fund may enter into forward foreign currency contracts to manage foreign currency exposure and as a hedge against possible variations in foreign exchange rates. Each underlying fund may enter into forward foreign currency contracts to hedge a specific security transaction or to hedge a portfolio position. These contracts may be bought or sold to protect each underlying fund, to some degree, against possible losses resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. Each underlying fund also may invest in foreign currency futures and in options on currencies. Forward foreign currency contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Each underlying fund may enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the underlying fund's securities denominated in such foreign currency. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow each underlying fund to establish a rate of exchange for a future point in time. At the maturity of a forward contract, each underlying fund may either sell an underlying fund security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating the underlying fund to purchase, on the same maturity date, the same amount of the foreign currency. Each underlying fund may realize a gain or loss from currency transactions.

When entering into a contract for the purchase or sale of a security in a foreign currency, each underlying fund may enter into a forward foreign currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the United States dollar or other foreign currency.

Also, when Turner or TIM, respectively, anticipates that a particular foreign currency may decline substantially relative to the United States dollar or other leading currencies, in order to reduce risk, each underlying fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of its securities denominated in such foreign currency. With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward currency contracts may offer protection from losses resulting from declines in value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. Each underlying fund will also incur costs in connection with forward foreign currency contracts and conversions of foreign currencies into United States dollars. Each underlying fund will place assets in a segregated account to assure that its obligations under forward foreign currency contracts are covered.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

The Fund and each underlying fund may enter into futures contracts. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund and each underlying fund may use futures contracts and related options for BONA FIDE hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. The Fund and each underlying fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges. In addition, the Fund and each underlying fund will only sell covered futures contracts and options on futures contracts.

Stock and bond index futures are futures contracts for various stock and bond indices that are traded on registered securities exchanges. Stock and bond index futures contracts obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made.

Stock and bond index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock or bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks or bonds comprising the index is made; generally contracts are closed out prior to the expiration date of the contracts.

No price is paid upon entering into futures contracts. Instead, each underlying fund would be required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and each underlying fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

The Fund and each underlying fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), as long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of the Fund's or an underlying fund's net assets and that such contracts do not exceed 15% of the Fund's or an underlying fund's net assets. The Fund and each underlying fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund's and each underlying fund's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund's and each underlying fund's return.

In order to avoid leveraging and related risks, when the Fund or an underlying fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

ILLIQUID SECURITIES

Each underlying fund may invest in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on an underlying fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of over seven days in length. Each underlying fund may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Investing in such unlisted emerging country equity securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by an underlying funds, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being
resold,   each  underlying  fund  may  be  required  to  bear  the  expenses  of registration.

In addition, each underlying fund believes that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, "special situations") could enhance the underlying fund's capital appreciation potential. To the extent these investments are deemed illiquid, each underlying fund's investment in them will be consistent with their 15% restriction on investment in illiquid securities. Investments in special situations and certain other instruments may be liquid, as determined by each underlying fund's adviser based on criteria approved by its respective Board of Trustees.

INITIAL PUBLIC OFFERINGS ("IPOS")

The underlying Small Cap Value Opportunities Fund may invest in IPOs. Due to the typically small size of the IPO allocation available to the underlying fund and the nature and market capitalization of the companies involved in IPOs, TIM will often purchase IPO shares that would qualify as a permissible investment for the underlying fund but will, instead, decide to allocate those IPO purchases to other funds TIM advises. Because IPO shares frequently are volatile in price, the underlying fund may hold IPO shares for a very short period of time. This may increase the turnover of the underlying fund's portfolio and may lead to increased expenses to the underlying fund, such as commissions and transaction costs. By selling shares, the underlying fund may realize taxable capital gains that it will subsequently distribute to shareholders.

Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

As a matter of non-fundamental policy, the underlying High Yield Fund will not invest in IPOs.

INVESTMENT COMPANY SHARES

The Fund and each underlying fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund or an underlying fund. The Fund's and each underlying fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund's or an underlying fund's expenses. Under applicable regulations, the Fund and each underlying fund is generally prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund or an underlying fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's or an underlying fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund or an underlying fund. However, the Fund and each underlying fund may invest in shares of other investment companies that are part of the same group of investment companies, without limitation, as provided by Section 12(d)(1)(G) of the Investment Company Act of 1940 ("1940 Act"). See also "Investment Limitations."

LEVERAGING

The Fund and each underlying fund may use leverage. Leveraging creates an opportunity for increased net income, but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of the Fund's and each underlying fund's shares and in the yield on the Fund's and each underlying fund's portfolio. Although the principal of such borrowings will be fixed, the Fund's and each underlying fund's assets may change in value during the time the borrowing is outstanding. Leveraging creates interest expenses for the Fund and each underlying fund which could exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest that the Fund and each underlying fund will have to pay, the Fund's and each underlying fund's net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund and each underlying fund will be less than if leveraging were not used, and therefore the amount available for distribution to stockholders as dividends will be reduced. Because the Securities and Exchange Commission (the "SEC") staff believes both reverse repurchase agreements and dollar roll transactions are collateralized borrowings, the SEC staff believes that they create leverage, which is a speculative factor. The requirement that such transactions be fully collateralized by assets segregated by the Fund's and each underlying fund's Custodian imposes a practical limit on the leverage these transactions create.

LOAN PARTICIPATIONS

The underlying High Yield Fund may invest in loan participations. Such participations will typically be participating interests in loans made by a syndicate of banks, represented by an agent bank, which has negotiated and structured the loan to corporate borrowers to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may also have been made to governmental borrowers. The loans underlying such participations may be secured or unsecured, and the underlying fund may invest in loans collateralized by mortgages on real property or which have no collateral. The loan participations themselves may extend for the entire term of the loan or may extend only for short "strips" that correspond to a quarterly or monthly floating rate interest period on the underlying loan. Thus, a term or revolving credit that extends for several years may be subdivided into shorter periods.

As  a  matter  of  non-fundamental   policy,  the  underlying  Small  Cap  Value
Opportunities Fund will not invest in loan participations.

LOWER RATED SECURITIES

Each underlying fund may invest in lower-rated bonds commonly referred to as "junk bonds" or high-yield/high-risk securities. Lower-rated securities are defined as securities rated below the fourth highest rating category by a NRSRO. Such obligations are speculative and may be in default. There may be no bottom limit on the ratings of high-yield securities that may be purchased or held by an underlying fund. Lower-rated or unrated (i.e., high-yield) securities are more likely to react to developments affecting issuers than are more highly rated securities, which primarily react to movements in the general level of interest rates. The market values of fixed-income securities tend to vary inversely with the level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high-yield securities and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for high-yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high-yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, Turner and TIM could each find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore each underlying fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating each underlying fund's net asset value and thus indirectly may affect the Fund's net asset value.

Lower-rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, each underlying fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If an underlying fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of its investment portfolio and increasing the exposure of the Fund to the risks of high-yield securities.

GROWTH OF HIGH-YIELD, HIGH-RISK BOND MARKET: The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. The market for lower-rated securities may be less active, causing market price volatility and limited liquidity in the secondary market. This may limit each underlying fund's ability to sell such securities at their market value. In addition, the market for these securities may be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES: Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, an underlying fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and each underlying fund's net asset value.

PAYMENT EXPECTATIONS: High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, an underlying fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of the underlying fund's assets. If an underlying fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the underlying fund's rate of return.

TAXES: Each underlying fund may purchase debt securities (such as zero-coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accrues in a taxable year is treated as earned by each underlying fund and therefore is subject to the distribution requirements of the tax code even though an underlying fund has not received any interest payments on such obligations during that period. Because the original issue discount earned by the Fund in a taxable year may not be represented by cash income, each underlying fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

MONEY MARKET INSTRUMENTS

The Fund and each underlying fund may invest in money market instruments. Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper ratings; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers. The Fund and each underlying fund may, for temporary defensive purposes, invest up to 100% of its assets in money market instruments.

MORTGAGE-BACKED SECURITIES

Each underlying fund may invest in mortgage-backed securities. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and balloon mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages that underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

GOVERNMENT PASS-THROUGH SECURITIES: These are securities that are issued or guaranteed by a U.S. government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the GNMA, Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. government as GNMA certificates are, but

Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae and FHLMC each guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also each guarantee timely distributions of scheduled principal.

PRIVATE PASS-THROUGH SECURITIES: These are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

CMOS: CMOs are debt obligations of multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date.

REMICS: A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code") and invests in certain mortgages principally secured by interests in real property. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates.

STRIPPED MORTGAGE-BACKED SECURITIES ("SMBS"): SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments, while the other class may receive all of the principal payments. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities. The market for SMBs is not as fully developed as other markets; SMBs therefore may be illiquid.

OBLIGATIONS OF SUPRANATIONAL ENTITIES

The Fund and each underlying fund may invest in obligations of supranational entities. Obligations of supranational entities are obligations of entities established through the joint participation of several governments, such as the Asian Development Bank, the Inter-American Development Bank, International Bank of Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank.

OPTIONS

Each underlying fund may invest in options. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, an underlying fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If an underlying fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the underlying fund delivers the security upon exercise.

Each underlying fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that an underlying fund may seek to purchase in the future. An underlying fund's purchase of put and call options may require the underlying fund to pay options premiums. If price movements in the underlying securities are such that exercise of the options would not be profitable for the underlying fund, loss of the premium paid may be offset by an increase in the value of the underlying fund's securities or by a decrease in the cost of acquisition of securities by the underlying fund.

Each underlying fund may write covered call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. When an underlying fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the underlying fund will realize as profit the premium received for such option. When a call option written by an underlying fund is exercised, the underlying fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by an underlying fund is exercised, the underlying fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

Each  underlying  fund  may  purchase  and  write  options  on  an  exchange  or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are generally illiquid.

Each underlying fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by an underlying fund will be "covered," which means that the underlying fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by an underlying fund, the underlying fund will establish a segregated account with its Custodian consisting of cash or liquid, high grade debt securities in an amount equal to the amount the underlying fund would be required to pay upon exercise of the put.

Each underlying fund may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. An underlying fund may choose to terminate an option position by entering into a closing transaction. The ability of an underlying fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

All options written on indices must be covered. When an underlying fund writes an option on an index, it will establish a segregated account containing cash or liquid securities with its Custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

The underlying funds will not engage in transactions involving interest rate futures contracts for speculation but only as a hedge against changes in the market values of debt securities held or intended to be purchased by the underlying funds and where the transactions are appropriate to reduce the underlying fund's interest rate risks. There can be no assurance that hedging transactions will be successful. The underlying funds also could be exposed to risks if it cannot close out its futures or options positions because of any illiquid secondary market.

Futures and options have effective durations that, in general, are closely related to the effective duration of the securities that underlie them. Holding purchased futures or call option positions (backed by segregated cash or other liquid securities) will lengthen the duration of an underlying fund's portfolio.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while an underlying fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

RECEIPTS

Each underlying fund may invest in receipts. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on a security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

REITS

Each underlying fund may invest in REITs, which pool investors' money for investment in income producing commercial real estate or real estate related loans or interests.

A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. A shareholder in the Fund should realize that by investing in REITs indirectly through an underlying fund, he or she will bear not only his or her proportionate share of the expenses of the underlying fund, but also indirectly, similar expenses of underlying REITs.

Each underlying fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

REPURCHASE AGREEMENTS

The Fund and each underlying fund may invest in repurchase agreements. Repurchase agreements are agreements by which the Fund and/or an underlying fund obtains a security and simultaneously commit to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the Fund or an underlying fund for purposes of its investment limitations. The repurchase agreements entered into by the Fund or an underlying fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (Turner and TIM, respectively, monitor compliance with this requirement). Under all repurchase agreements entered into by the Fund or an underlying fund, the Fund's and the underlying fund's Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund or the underlying fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund or an underlying fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund or the underlying fund is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.

REVERSE DOLLAR ROLL TRANSACTIONS

The Fund and each underlying fund may enter into reverse dollar roll transactions, which involve a purchase by the Fund or an underlying fund of an eligible security from a financial institution concurrently with an agreement by the Fund or the underlying fund to resell a similar security to the institution at a later date at an agreed-upon price. Reverse dollar roll transactions are fully collateralized in a manner similar to loans of the Fund's and the underlying fund's portfolio securities.

REVERSE REPURCHASE AGREEMENT AND DOLLAR ROLL TRANSACTIONS

The Fund and each underlying fund may invest in reverse repurchase agreements and dollar roll transactions. A reverse repurchase agreement involves a sale by the Fund or an underlying fund of securities that it holds to a bank, broker-dealer or other financial institution concurrently with an agreement by the Fund or the underlying fund to repurchase the same securities at an agreed-upon price and date. A dollar roll transaction involves a sale by the Fund or an underlying fund of an eligible security to a financial institution concurrently with an agreement by the Fund or the underlying fund to repurchase a similar eligible security from the institution at a later date at an agreed-upon price. The Fund and each underlying fund will fully collateralize its reverse repurchase agreements and dollar roll transactions in an amount at least equal to the Fund's and each underlying fund's obligations under the reverse repurchase agreement or dollar roll transaction by cash or other liquid securities that the Fund's and each underlying fund's Custodian segregates from other Fund or underlying fund assets.

RIGHTS

Each underlying fund may invest in rights. Rights give existing shareholders of a corporation the right, but not the obligation, to buy shares of the corporation at a given price, usually below the offering price, during a specified period.

RULE 144A SECURITIES

The Fund and each underlying fund may invest in Rule 144A securities. Rule 144A securities are securities exempt from registration on resale pursuant to Rule 144A under the 1933 Act. Rule 144A securities are traded in the institutional market pursuant to this registration exemption, and, as a result, may not be as liquid as exchange-traded securities since they may only be resold to certain qualified institutional investors. Due to the relatively limited size of this institutional market, these securities may affect the Fund's or an underlying fund's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Nevertheless, Rule 144A securities may be treated as liquid securities pursuant to guidelines adopted by the Trust's Board of Trustees.

SECURITIES LENDING

Each underlying fund may engage in securities lending. In order to generate additional income, an underlying fund may lend its securities pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash or securities of the U.S. government or its agencies equal to at least 100% of the market value of the loaned securities. The underlying fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

SECURITIES OF FOREIGN ISSUERS

Each underlying fund may invest in securities of foreign issuers with a strong U.S. trading presence and in sponsored and unsponsored ADRs. Investments in the securities of foreign issuers may subject an underlying fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation than are those in the United States. Investments in securities of foreign issuers are frequently denominated in foreign currencies and the value of an underlying fund's assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and the underlying fund may incur costs in connection with conversions between various currencies. Moreover, investments in emerging market nations may be considered speculative, and there may be a greater potential for nationalization, expropriation or adverse diplomatic developments (including war) or other events that could adversely affect the economies of such countries or investments in such countries.

SHORT SALES

Each underlying fund may engage in short sales. A short sale is "against the box" if at all times during which the short position is open, the underlying fund own at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to an underlying fund with respect to the securities that are sold short.

SOVEREIGN DEBT

Each underlying fund may invest in sovereign debt. The cost of servicing sovereign debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

As a result of the foregoing or other factors, a governmental obligor may default on its obligations. If such an event occurs, an underlying fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

TELECOMMUNICATIONS SECURITIES

Each underlying fund may invest in telecommunications securities. The economic prospects of telecommunications companies can dramatically fluctuate due to regulatory and competitive environment changes around the world. Most products or services provided by telecommunications companies require substantial investment and are subject to competitive obsolescence. Telecommunications companies are particularly subject to political and currency risks. Changes in governmental policies, such as telephone and cable regulations, and the need for regulatory approvals may have an adverse effect on the products, services and securities of telecommunications companies. Some telecommunications companies may not have an established history of revenue or earnings at the time of purchase. As a result, dividend income, if any, is likely to be incidental.

U.S. GOVERNMENT AGENCY OBLIGATIONS

Each underlying fund may invest in U.S. Government agency obligations. Certain federal agencies, such as the GNMA, have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. government, are either backed by the full faith and credit of the United States (E.G., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported by the credit of the instrumentality (E.G., Fannie Mae securities).

U.S. GOVERNMENT SECURITIES

Each underlying fund may invest in U.S. government securities. U.S. government securities are bills, notes and bonds issued by the U.S. government and backed by the full faith and credit of the United States.

U.S. TREASURY OBLIGATIONS

Each underlying fund may invest in U.S. Treasury Obligations. U.S. Treasury Obligations are bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as separately traded registered interested and principal securities ("STRIPS") and coupons under book entry safekeeping ("CUBES").

VARIABLE AND FLOATING RATE INSTRUMENTS

The Fund and each underlying fund may invest in variable and floating rate instruments. Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WARRANTS

Each underlying fund may invest in warrants. Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Fund and each underlying fund may invest in when-issued and delayed delivery securities. When-issued or delayed delivery securities are subject to market fluctuations due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Fund and each underlying fund generally purchase securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its investment portfolio, the Fund and each underlying fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

ZERO COUPON SECURITIES

The Fund and each underlying fund may invest in zero coupon obligations. Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accredited. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Fund and cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1. With respect to 75% of the Fund's assets: (i) Purchase securities of any issuer (except securities issued or guaranteed by the United States government, its agencies or instrumentalities, and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. The foregoing limitations shall not apply to purchases or acquisitions of securities issued by another fund in the same group of investment companies, as that term is defined in
Section 12(d)(1)(G) of the 1940 Act.

2. Purchase any securities which would cause 25% or more of the total assets of the fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities; or to securities issued by another fund in the same group of investment companies, as that term is defined in Section 12(d)(1)(G) of the 1940 Act.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the fund to purchase securities or require the fund to segregate assets are not considered to be borrowings. Asset coverage of at least 300% is required for all borrowings, except where the fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowings exceed 5% of its total assets.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Issue senior securities as defined in the 1940 Act except as permitted by rule, regulation or order of the SEC.

7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

8. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security. With respect to restriction number 3 above, the Fund may borrow money from banks as permitted under the 1940 Act.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Fund and may be changed by the Board of Trustees.

The Fund may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the fund's fundamental limitation on borrowing.

2. Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that the Fund may
(i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and
(iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company except as permitted by the 1940 Act.

5. Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

6. Enter into futures contracts and options on futures contracts except as permitted by guidelines in the Fund's statement of additional information.

In addition, the Fund will invest no more than 5% of its net assets in short sales, unregistered securities, futures contracts, and options. Unregistered securities sold in reliance on the exemption from registration in Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Trustees.

THE ADVISER

The Fund benefits from the investment advisory services provided to the underlying Small Cap Value Opportunities Fund and High Yield Fund and, as shareholders of those funds, indirectly bears a proportionate share of these funds' advisory fees. The following is a description of the investment advisory agreements for each underlying fund.

Turner Investment Partners, Inc. ("Turner"), 1235 Westlakes Drive, Suite 350, Berwyn, Pennsylvania 19312, is a professional investment management firm founded in March 1990. Robert E. Turner is the Chairman and controlling shareholder of Turner. In addition to serving as the Adviser to the Fund, Turner also is the investment adviser to the underlying High Yield Fund.

As of June 30, 2002, Turner had discretionary management authority with respect to approximately $8 billion of assets. Turner has provided investment advisory services to investment companies since 1992.

The Advisory Agreements provide that Turner shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on their part in the performance of their duties or from reckless disregard of their obligations or duties thereunder.

Turner Investment Management LLC ("TIM"), c/o 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312, serves as investment adviser to the underlying Small Cap Value Opportunities Fund. Robert E. Turner is the Chairman of TIM. TIM is primarily owned by Turner, its controlling shareholder.

The Advisory Agreements provide that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to Turner but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by any state in which the shares of the Fund are registered, Turner will bear the amount of such excess. Turner will not be required to bear expenses of the Fund to an extent that would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code.

The continuance of an Advisory Agreement as to any Fund after the first two years must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of that Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as that term is defined in the 1940 Act) of any party thereto (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. An Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to Turner, or by Turner on 90 days' written notice to the Trust.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT

At a meeting of the Board of Trustees held on May 9, 2002, the Trustees of the Trust, including all of the Independent Trustees, selected Turner as the Fund's investment adviser and approved the Advisory Agreement. In selecting Turner as the Fund's investment adviser, the Board placed particular emphasis on Turner's performance as investment adviser for other funds of the Trust, its familiarity with the underlying funds and the investment personnel of Turner and TIM with experience in the high yield and small cap equities arenas. Before the meeting, the Board requested and received written materials from Turner about (a) the quality of Turner's investment management and other services; (b) Turner's investment management personnel; (c) Turner's operations and financial condition; (d) Turner's brokerage practices (including any soft dollar arrangements) and other investment strategies; (e) the level of the advisory and sub-advisory fees that Turner charges its Funds compared with the fees it charges to comparable mutual funds or accounts (if any); (f) the Funds' overall fees and operating expenses compared with similar mutual funds; (g) the level of Turner's profitability from its Fund-related operations; (h) Turner's compliance systems; (i) Turner's policies on and compliance procedures for personal securities transactions; (j) Turner's reputation, expertise and resources in domestic financial markets; and (k) the Funds' performance compared with similar mutual funds.

At the meeting, representatives from Turner presented additional oral and written information to the Trustees to help the Trustees evaluate Turner's advisory fees and other aspects of its Advisory Agreement. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that they received before the meeting and Turner's oral presentation and any other information that the Trustees received at the meeting, and deliberated on the approval of Turner's Advisory Agreement in light of this information. In its deliberations, the Trustees did not identify any single piece of information that was all-important or controlling.

Based on the Board's deliberations and its evaluation of the information described above, the Trustees, including all of the non-interested Trustees, unanimously: (a) concluded that terms of Turner's Advisory Agreement are fair and reasonable; (b) concluded that Turner's fees are reasonable in light of the services that Turner will provide to the Fund; and (c) agreed to appoint Turner as the Fund's investment adviser.

THE ADMINISTRATOR

The Trust and Turner Investment Partners, Inc. (the "Administrator") have entered into an administration agreement (the "Administration Agreement") that took effect on October 1, 2001. The Administration Agreement provides that the Administrator shall perform or supervise the performance of other administrative services, such as regulatory or performance reporting, fund accounting and related accounting services, in connection with the operation of the Funds. The Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. Under the Administration Agreement, Turner may enter into agreements with service providers to provide administration services to the

Trust. The  Administration  Agreement shall remain in effect for a period of two
(2) years after its effective date and shall continue in effect for successive periods of one (1) year unless terminated by either party on not less than 90 days' prior written notice to the other party.

After the initial two year period, the continuance of the Administration Agreement must be specifically approved at least annually (i) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Administration Agreement or an "interested person" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.

The sub-administrator is SEI Investments Global Funds Services ("SIGFS"). SIGFS is a Delaware business trust that has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in SIGFS. SEI Investments and its subsidiaries and affiliates, including SIMC, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers.

DISTRIBUTION AND SHAREHOLDER SERVICES

Turner Investment Distributors, Inc. (formerly, CCM Securities, Inc. (the "Distributor")), and the Trust are parties to a distribution agreement (the "Distribution Agreement") with respect to the Fund effective October 1, 2001. Turner Investment Distributors, Inc.'s principal place of business is 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312. The Distributor is a registered broker-dealer subsidiary of Turner Investment Partners, Inc.

The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

The Fund has adopted a Distribution and Shareholder Service Plan for Shares (the "Class II Plan") under which firms, including the Distributor, that provide shareholder and distribution services may receive compensation therefore. Under the Class II Plan, the Distributor may provide those services itself, or may enter into arrangements under which third parties provide such services and are compensated by the Distributor. The Distributor may retain as profit any difference between the fee it receives and the amount it pays such third parties.

In addition, the Fund may enter into such arrangements directly. Under the Class II Plan, a plan under which the provisions providing for distribution services were adopted pursuant to Rule 12b-1 under the 1940 Act, the Distributor is entitled to receive aggregate fees for distribution services not exceeding seventy-five basis points (0.75%) of each Fund's average daily net assets attributable to Class II Shares that are subject to the arrangement in return for providing a broad range of distribution services, including: (i) compensation for its services in connection with distribution assistance; or
(ii) a source of payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. In addition, under the Class II Plan, the Distributor is entitled to receive aggregate fees for shareholder services not exceeding twenty-five basis points (0.25%) of each Fund's average daily net assets attributable to Class II Shares that are subject to the arrangement in return for providing a broad range of shareholder services, including: (i) maintaining accounts relating to shareholders that invest in Shares; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by Distributor and/or Service Providers; (iv) responding to inquiries from shareholders concerning their investment in Shares; (v) assisting shareholders in changing dividend options, account designations and addresses; (vi) providing information periodically to shareholders showing their position in Shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Funds or its service providers; and (ix) processing dividend payments from the Funds on behalf of shareholders.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is Turner Investment Partners, 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312. Certain officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

INTERESTED TRUSTEE:

ROBERT E.  TURNER  (DOB  11/26/56)  - Trustee  since 1996 -  Chairman  and Chief
Investment Officer of Turner since 1990. Mr. Turner is deemed to be an "Interested Trustee" by virtue of his relationship with Turner.

NON-INTERESTED TRUSTEES:

ALFRED C.  SALVATO  (DOB  01/09/58)  - Trustee  since 1996 -  Treasurer,  Thomas
Jefferson University Health Care Pension Fund since 1995, and Assistant Treasurer, 1988-1995.

JANET F. SANSONE (DOB 08/11/45) - Trustee since 1997 - Self-employed. Consultant since 1999. Senior Vice President of Human Resources of Frontier Corporation (telecommunications company), (1993-1999).

JOHN T. WHOLIHAN (DOB 12/12/37) - Trustee since 1996 - Director, TDK Mediactive
- Professor, Loyola Marymount University, since 1984.

EXECUTIVE OFFICERS

STEPHEN J. KNEELEY (DOB 02/09/63) -President and Chief Executive Officer since 1997 - TID Director, President and Co-Chief Executive Officer of Turner - Chief Operating Officer of Turner, 1990-2001.

JOHN H. GRADY, JR. (DOB 06/01/61) - Executive Vice President & Secretary since 2001 - General Counsel, Chief Legal Officer and Chief Operating Officer of Turner since February, 2001. TID President, Chief Operating Officer since September 2001. Partner, Morgan, Lewis & Bockius LLP (October 1995-January
2001).

BRIAN M. FERKO (DOB 05/6/71) - Vice President & Assistant Secretary since 2000 - TID Vice President, Director of Mutual Fund Administration and Operations for the Turner Funds since 1997. Relationship Manager, SEI Investments (1995-1997).

TODD B. CIPPERMAN (DOB 02/14/66) - SEI Investments, Oaks PA, 19456 - Vice President and Assistant Secretary since 1996 - Vice President and Assistant Secretary of SEI Investments since 1995. Previously, Associate, Dewey Ballantine, 1994-1995. Associate, Winston and Strawn, 1991-1994.

PETER GOLDEN (DOB 6/27/64) - SEI Investments, Oaks PA, 19456 - Controller and Chief Financial Officer since 2001 - Director of Funds Accounting of SEI Investments since June 2001; Previously, Vice President of Fund Administration, J.P. Morgan Chase & Co., March 2000 to April 2001; Vice President, Fund and Pension Accounting, June 1997 to March 2000; Administration Officer/Mutual Fund Servicing Brown Brothers Harriman, May 1993 to June 1997.

LYDIA A. GAVALIS (DOB 06/05/64) - SEI Investments, Oaks PA, 19456 - Vice President and Assistant Secretary since 1999 - Vice President and Assistant Secretary of SEI Investments since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

WILLIAM E. ZITELLI, JR. (DOB 6/14/68) - SEI Investments, Oaks PA, 19456 - Vice President and Assistant Secretary since 2000 - Vice President and Assistant Secretary of SEI Investments since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group (1998 - 2000). Associate at Pepper Hamilton LLP (1997-1998). Associate at Reboul, MacMurray, Hewitt, Maynard & Kristol (1994-1997).

TIMOTHY D. BARTO (DOB 3/28/68) - SEI Investments, Oaks PA, 19456 - Vice President and Assistant Secretary since 2000 - Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of SEI Investments since December 1999. Associate at Dechert Price & Rhoads (1997-1999). Associate at Richter, Miller & Finn (1994-1997).

CHRISTINE M. MCCULLOUGH (DOB 12/2/60) - SEI Investments, Oaks PA, 19456 - Vice President and Assistant Secretary since 2000-Employed by SEI Investments since

November 1, 1999. Vice President and Assistant Secretary of SEI Investments since December 1999. Associate at White and Williams LLP (1991-1999). Associate at Montgomery, McCracken, Walker & Rhoads (1990-1991).

DIANE J. DRAKE (DOB 7/15/67) - Vice President and Assistant Secretary since 2001
- Deputy Counsel for Turner since October 2001. Previously, Associate, Stradley, Ronon, Stevens & Young, LLP (June 1998 - October 2001). Staff Attorney, Rodney Square Management Corporation (November 1996 - June 1998).

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

o AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the non-interested Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Salvato and Wholihan and Ms. Sansone currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary and met one time in the most recently completed fiscal year.

o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one independent Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Salvato, Grady and Ferko serve as members of the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met ten times in the most recently completed fiscal year.

FUND SHARES OWNED BY TRUSTEES. The following table shows a dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Turner Funds as of the end of the most recently completed calendar year. Dollar ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Act.

--------------------------------------------------------------------------------------------------------------------------
NAME                       DOLLAR RANGE OF FUND SHARES (FUND)                 AGGREGATE DOLLAR RANGE OF SHARES (ALL FUNDS)
--------------------------------------------------------------------------------------------------------------------------
Robert Turner              $0                                                 over $100,000
--------------------------------------------------------------------------------------------------------------------------
Alfred C. Salvato          $0                                                 $0
--------------------------------------------------------------------------------------------------------------------------
Janet F. Sansone           $0                                                 $1-$10,000
--------------------------------------------------------------------------------------------------------------------------
John T. Wholihan           $0                                                 $1-$10,000
--------------------------------------------------------------------------------------------------------------------------

OWNERSHIP IN SECURITIES OF TURNER AND RELATED COMPANIES

As reported to the Fund, the information in the following table reflects ownership by the non-interested Trustees and their immediate family members of certain securities as of December 31, 2001. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment adviser or principal underwriter of the Fund and any persons (other than a registered investment company) directly or indirectly controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

--------------------------------------------------------------------------------------------------------------------------
TRUSTEE                    OWNER AND          COMPANY        TITLE OF       VALUE OF SECURITIES   PERCENT OF CLASS
                           RELATIONSHIP TO                   CLASS          ON AN AGGREGATE       ON AN AGGREGATE
                           TRUSTEE                                          BASIS                 BASIS
--------------------------------------------------------------------------------------------------------------------------
Alfred C. Salvato          --                 None           --             --                    --
--------------------------------------------------------------------------------------------------------------------------
Janet F. Sansone           --                 None           --             --                    --
--------------------------------------------------------------------------------------------------------------------------
John T. Wholihan           --                 None           --             --                    --
--------------------------------------------------------------------------------------------------------------------------

The Board holds regular quarterly meetings each year, and the Trustees receive annual compensation from the Trust for serving on the Board and attending such meetings. The Trust does not compensate the Trustees who are officers or employees of the Adviser. The independent Trustees receive an annual retainer of $21,600 payable quarterly. In addition, independent Trustees receive $675 for each regular or special in person board meeting and $350 for any special board meeting held by telephone. Trustees are reimbursed for travel and other out-of-pocket expenses in connection with the attendance of Board meetings. The Trust does not offer any retirement benefits for Trustees. During the fiscal year ended September 30, 2001, there were four regular meetings and one special meeting of the Board of Trustees. The then current Trustees received the following compensation from the Trust:

--------------------------------------------------------------------------------------------------------------------------
                                       AGGREGATE           PENSION OR        ESTIMATED     TOTAL COMPENSATION FROM
                                   COMPENSATION FROM       RETIREMENT         ANNUAL       TRUST AND FUND COMPLEX
                                 TRUST FOR THE FISCAL   BENEFITS ACCRUED     BENEFITS     PAID TO TRUSTEES FOR THE
        NAME OF PERSON,          YEAR ENDED SEPTEMBER    AS PART OF FUND       UPON           FISCAL YEAR ENDED
           POSITION                    30, 2001             EXPENSES        RETIREMENT       SEPTEMBER 30, 2001
--------------------------------------------------------------------------------------------------------------------------
Robert Turner 1                           $0                   N/A              N/A         $0 for service on two
                                                                                                   Boards
--------------------------------------------------------------------------------------------------------------------------
Alfred C. Salvato 2                     $15,500                N/A              N/A        $21,200 for service on
                                                                                                 two Boards
--------------------------------------------------------------------------------------------------------------------------
Janet F. Sansone 2                      $14,000                N/A              N/A        $14,000 for service on
                                                                                                  one Board
--------------------------------------------------------------------------------------------------------------------------
Richard Hocker 3                          $0                   N/A              N/A         $0 for service on one
                                                                                                    Board
--------------------------------------------------------------------------------------------------------------------------
Michael Jones 3                           $0                   N/A              N/A         $0 for service on one
                                                                                                    Board
--------------------------------------------------------------------------------------------------------------------------
John T. Wholihan 2                      $14,000                N/A              N/A        $14,000 for service on
                                                                                                  one Board
--------------------------------------------------------------------------------------------------------------------------

1     Mr. Robert Turner is a Trustee who may be deemed to be an "interested person" of the Trust as the term is defined in the 1940 Act.  Mr. Turner is interested by virtue of his controlling ownership interest in the
      Adviser and as Chairman and Chief Investment Officer of the Adviser.  The Trust pays fees only to the
      Trustees who are not interested persons of the Trust.  Compensation of officers and interested persons of the Trust is paid by Turner.
2     Member of the Audit Committee.
3     Mr. Hocker resigned from the Board of Trustees on May 18, 2001.  Mr. Jones resigned from the Board of
      Trustees on August 17, 2001.

The Trustees and Officers of the Trust own less than 1% of the outstanding shares of the Trust.

COMPUTATION OF YIELD AND TOTAL RETURN

From time to time the Trust may advertise yield and total return of the Fund. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd + 1)6 - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The total return of the Fund, both before and after taxes, refers to the average compounded rate of return on a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return before taxes will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return (before taxes); n = number of years; and ERV = ending redeemable value as of the end of the designated time period. Total return after taxes on distributions will be calculated according to the following formula: P (1 + T)n = ATVD, where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions); n = number of years; and ATVD = ending redeemable value as of the end of the designated time period, after taxes on fund distributions, but not after taxes on redemption. Total return after taxes on distributions and redemption will be calculated according to the following formula: P (1 + T)n = ATVDR where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions); n = number of years; and ATVDR = ending redeemable value as of the end of the designated time period, after taxes on fund distributions and on redemption. Each of the above formulas assumes a hypothetical $1,000 payment made at the beginning of the designated time period.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through DST Systems, Inc., P.O. Box 219805, Kansas City, Missouri 64121-9805, (the "Transfer Agent") on days when the New York Stock Exchange is open for business. Currently, the days on which each Fund is closed for business are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of each Fund are offered on a continuous basis.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions, and may have to pay taxes on capital gains from the sale.

The Fund's net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. Eastern Time except when the Fund is not open for business, days during which the Fund receives no purchase or redemption orders, customer holidays and on days when the New York Stock Exchange is closed.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the New York Stock Exchange, Turner, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

The Funds of the Trust participate in fund "supermarket" arrangements. In such an arrangement, a program is made available by a broker or other institution (a sponsor) that allows investors to purchase and redeem shares of the Funds through the sponsor of the fund supermarket. In connection with these supermarket arrangements, each Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. In turn, the brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. As such, a Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. The customer order will be priced at the Fund's net asset value next computed after accepted by an authorized broker or the broker's authorized designee. In addition, a broker may charge transaction fees on the purchase and/or sale of Fund shares. Also in connection with fund supermarket arrangements, the performance of a participating Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available and compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Trust's annual report contains additional performance information and will be made available to investors upon request and without charge.

DETERMINATION OF NET ASSET VALUE

The securities of the Fund and each underlying fund are valued under the direction of the Administrator and under the general supervision of the Trustees. The Administrator or its delegates may use independent pricing services to obtain valuations of securities. The pricing services rely primarily on prices of actual market transactions as well as on trade quotations obtained from third parties. Prices are generally determined using readily available market prices. If market prices are unavailable or believed to be unreliable, the Sub-Administrator will initiate a process by which the Fund's Fair Value Committee will make a good faith determination as to the "fair value" of the security using procedures approved by the Trustees. The pricing services may use a matrix system to determine valuations of fixed income securities when market prices are not readily available. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by any such pricing service and its valuation results are reviewed by the officers of the Trust under the general supervision of the Trustees.

Each underlying fund may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell Fund shares.

Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization of maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument.

TAXES

The following is only a summary of certain tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the federal, state, or local tax treatment of the Fund or their shareholders and the discussion here and in the Fund's Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors about their own tax situations, including their foreign, state and local tax liabilities.

FEDERAL INCOME TAX

The following is only a summary of certain additional federal tax considerations generally affecting the Fund and its shareholders that are not discussed in the Fund's Prospectuses. The discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The Fund intends to qualify as a "regulated investment company" ("RIC") as defined under subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify for treatment as a RIC under the Code, the Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or certain other income (including gains from options, futures or forward contracts); (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or of two or more issuers which are engaged in the same, similar or related trades or business if the Fund owns at least 20% of the voting power of such issuers.

Notwithstanding the Distribution Requirement described above, which requires only that the Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short-and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

The Fund intends to make sufficient distributions to avoid liability for the federal excise tax. The Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when Turner might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirements for qualification as a RIC.

Any gain or loss recognized on a sale, exchange or redemption of shares of the Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than one year, and otherwise will be treated as short term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. Long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates.

For corporate investors in the Fund, dividend distributions the Fund designates to be from dividends received from qualifying domestic corporations will be eligible for the 70% corporate dividends-received deduction to the extent they would qualify if the Funds were regular corporations.

In certain cases, the Fund will be required to withhold at the applicable withholding rate, and remit to the United States Treasury, any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

If the Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits, and such distributions may generally be eligible for the corporate dividends-received deduction.

The Fund may, in certain circumstances involving tax-free reorganizations, accept securities that are appropriate investments as payment for Fund shares (an "In-Kind Purchase"). An In-Kind Purchase may result in adverse tax consequences under certain circumstances to either the investors transferring securities for shares ("In-Kind Investors") or to investors who acquire shares of the Fund after a transfer ("new shareholders"). As a result of an In-Kind Purchase, the Funds may acquire securities that have appreciated in value or depreciated in value from the date they were acquired. If appreciated securities were to be sold after an In-Kind Purchase, the amount of the gain would be taxable to new shareholders as well as to In-Kind Investors. The effect of this for new shareholders would be to tax them on a distribution that represents a return of the purchase price of their shares rather than an increase in the value of their investment. The effect on In-Kind Investors would be to reduce their potential liability for tax on capital gains by spreading it over a larger asset base. The opposite may occur if the Fund acquires securities having an unrealized capital loss. In that case, In-Kind Investors will be unable to utilize the loss to offset gains, but, because an In-Kind Purchase will not result in any gains, the inability of In-Kind Investors to utilize unrealized losses will have no immediate tax effect. For new shareholders, to the extent that unrealized losses are realized by the Fund, new shareholders may benefit by any reduction in net tax liability attributable to the losses. Turner cannot predict whether securities acquired in any In-Kind Purchase will have unrealized gains or losses on the date of the In-Kind Purchase. Consistent with investment advisory duties, Turner will, however, take tax consequences to investors into account when making decisions to sell portfolio assets, including the impact of realized capital gains on shareholders of the Fund.

The Fund may use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

STATE TAXES

The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in GNMA or Fannie Mae securities, banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

PORTFOLIO TRANSACTIONS

The Fund will purchase and sell the principal portion of its securities (i.e., shares of the underlying High Yield Fund and Small Cap Value Opportunities Fund) by dealing directly with the issuer--the underlying funds. As such, the Fund incurs no brokerage commissions with regard to its principal holdings. However, the Fund may incur brokerage commissions when managing its excess cash.

VOTING

Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders of the Fund, as a separate series of the Trust, vote separately on matters affecting only that Fund. Voting rights are not cumulative. Shareholders of each Class of the Fund will vote separately on matters pertaining solely to that Fund or that Class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Trust's Prospectuses or Statements of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (1) 67% or more of the affected Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the affected Fund's outstanding shares, whichever is less.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share. Upon liquidation, shares are entitled to a PRO RATA share in the net assets of the portfolio, after taking into account additional distribution and shareholder servicing expenses attributable to the Class II Shares. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of funds. All consideration received by the Trust for shares of any portfolio or separate class and all assets in which such consideration is invested would belong to that portfolio or separate class and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a Massachusetts business trust. Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Investment Adviser and Distributor have adopted Codes of Ethics pursuant to employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

CUSTODIAN

PFPC Trust Company, 8800 Tinicum Boulevard, 3rd Floor, Philadelphia, PA 19153, acts as the custodian (the "Custodian") of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

INDEPENDENT AUDITORS

The Trust's independent auditors, Ernst & Young LLP, audit the Trust's annual financial statements and review the Trust's tax returns. Ernst & Young, LLP is located at 2001 Market Street, Philadelphia, Pennsylvania 19103, and serves as independent auditors to the Trust.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, located at 1701 Market Street, Philadelphia, Pennsylvania, 19103, serves as counsel to the Trust.

APPENDIX

The following descriptions are summaries of published ratings.

DESCRIPTION OF CORPORATE BOND RATINGS

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P also qualify as high-qualit y debt obligations. Capacity to pay principal and interest is very strong, and differs from AAA issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds rated BBB by S&P are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

Bonds rated A by Moody's possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future. Debt rated Baa by Moody's is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Fitch uses plus and minus signs with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category. Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB by Fitch are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1 +, 1, and 2 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1, the highest rating category, reflect a "very strong" degree of safety regarding timely payment. Those rated A-2, the second highest rating category, reflect a satisfactory degree of safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 or Prime-2 by Moody's are judged by Moody's to be of "superior" quality and "strong" quality respectively on the basis of relative repayment capacity.

F-1+ (Exceptionally Strong) is the highest commercial paper rating Fitch assigns; paper rated F-1+ is regarded as having the strongest degree of assurance for timely payment. Paper rated F-1 (Very Strong) reflects an assurance of timely payment only slightly less in degree than paper rated F-1+. The rating F-2 (Good) reflects a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues rated F-1+ or F-1.

                           PART C: OTHER INFORMATION

Item 23.  Exhibits

         (a)(1) Agreement and Declaration of Trust of the Registrant, dated January 26, 1996 is incorporated by reference to Exhibit 1 of the Registrant's Registration Statement as filed on February 1, 1996.

         (a)(2) Certificate of Amendment to Agreement and Declaration of Trust dated March 28, 1997, is incorporated by reference to Exhibit 1(a) of the Registrant's Post-Effective Amendment No. 5 as filed on April 10, 1997.

         (a)(3) Certificate of Amendment to the Agreement and Declaration of Trust dated August 17, 2001, is incorporated by reference to Exhibit a(3) of the Registrant's Post-Effective Amendment No. 21 as filed on January 28, 2002.

         (b) By-Laws are incorporated by reference to Exhibit 2 of the Registrant's Registration Statement as filed on February 1, 1996.

         (c)      Not applicable.

         (d)(1) Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc., is incorporated by reference to Exhibit 5(a) of the Registrant's Post-Effective Amendment No. 4 as filed on January 28, 1997.

         (d)(2) Investment Advisory Agreement between the Registrant and Clover Capital Management, Inc., is incorporated by reference to Exhibit 5(b) of the Registrant's Post-Effective Amendment No. 10 as filed on October 15, 1997.

         (d)(3) Investment Advisory Agreement between the Registrant and Penn Capital Management Company, Inc., is incorporated by reference to Exhibit d(3) of the Registrant's Post-Effective Amendment No. 12 as filed on November 17, 1998.

         (d)(4) Investment Advisory Agreement between Registrant and Turner Investment Partners, Inc., is incorporated by reference to Exhibit d(4) of the Registrant's Post-Effective Amendment No. 12 as filed on November 17, 1998.

         (d)(5) Investment Sub-Advisory Agreement between Turner Investment Partners, Inc., and Clover Capital Management, Inc., is incorporated by reference to Exhibit d(5) of the Registrant's Post-Effective Amendment No. 12 as filed on November 17, 1998.

         (d)(6) Investment Sub-Advisory Agreement between Turner Investment Partners, Inc. and Penn Capital Management, Inc., is incorporated by reference to Exhibit d(6) of the Registrant's Post-Effective Amendment No. 12 as filed on November 17, 1998.


         (d)(7) Investment Sub-Advisory Agreement between Turner Investment Partners, Inc. and Chartwell Investment Partners, is incorporated by reference to Exhibit d(7) of the Registrant's Post-Effective Amendment No. 14 as filed on March 31, 1999.

         (d)(8) Amended Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc., is filed herewith.

         (d)(9) Investment Advisory Agreement between the Registrant and Turner Investment Management LLC, with respect to the Small Cap Equity and Small Cap Value Opportunities Funds, is incorporated by reference to Exhibit (d)(9) of the Registrant's Post-Effective Amendment No. 23 as filed on March 14, 2002.

         (d)(10) Amended Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. to be filed by Amendment.

         (e) Distribution Agreement between the Registrant and Turner Investment Distributors, Inc., is incorporated by reference to Exhibit (e) of the Registrant's Post-Effective Amendment No. 21 as filed on January 28, 2002.

         (f)      Not applicable.

         (g) Custodian Agreement between the Registrant and CoreStates Bank, N.A., is incorporated by reference to Exhibit 8(a) of the Registrant's Post-Effective Amendment No. 4 as filed on January 28, 1997.

         (h)(1) Administration Agreement between the Registrant and Turner Investment Partners, Inc., is incorporated by reference to Exhibit h(1) of the Registrant's Post-Effective Amendment No. 21 as filed on January 28, 2002.

         (h)(2) Sub-Administration Agreement between Turner Investment Partners, Inc., and SEI Investments Mutual Fund Services, is incorporated by reference to Exhibit h(2) of the Registrant's Post-Effective Amendment No. 21 as filed on January 28, 2002.

         (h)(3) Transfer Agency Agreement between the Registrant and DST Systems, Inc. is incorporated by reference to Exhibit 9(b) of the Registrant's Registration Statement as filed on January 23, 1998.

         (h)(4) Amended Schedule A to the Sub-Administration Agreement between Turner Investment Partners, Inc. and SEI Investment Mutual Funds Services to be filed by Amendment.

         (i) Opinion and Consent of Counsel, is incorporated by reference to Exhibit (i) of the Registrant's Post-Effective Amendment No. 21 as filed on January 28, 2002.

         (j) Consent of Independent Auditors, is incorporated by reference to Exhibit (j) of the Registrant's Post-Effective Amendment No. 29, as filed on August 8, 2002.

         (k)      Not applicable.

         (l)      Not applicable.

         (m) Rule 12b-1 plan, is incorporated by reference to Exhibit (m) of the Registrant's Post-Effective Amendment No. 19 as filed on July 11, 2001.

         (n) Rule 18f-3 plan, is incorporated by reference to Exhibit (n) of the Registrant's Post-Effective Amendment No. 19 as filed on July 11, 2001.

         (o)      Not applicable.

         (p)(1) Code of Ethics for the Registrant, is incorporated by reference to Exhibit (p)(1) of the Registrant's Post-Effective Amendment No. 16 as filed on March 31, 2000.

         (p)(2) Code of Ethics for Turner Investment Partners, Inc., is incorporated by reference to Exhibit (p)(2) of the Registrant's Post-Effective Amendment No. 16 as filed on March 31, 2000.

         (p)(3) Code of Ethics for SEI Investments Distribution Co., is incorporated by reference to Exhibit (p)(3) of the Registrant's Post-Effective Amendment No. 16 as filed on March 31, 2000.

         (p)(4) Code of Ethics for Clover Capital Management, Inc., is incorporated by reference to Exhibit (p)(4) of the Registrant's Post-Effective Amendment No. 18 as filed on January 30, 2001.

         (p)(5) Code of Ethics for Turner Investment Distributors, Inc., is incorporated by reference to Exhibit p(6) of the Registrant's Post-Effective Amendment No. 21 as filed on January 28, 2002.

         (p)(6) Code of Ethics for Turner Investment Management LLC is incorporated by reference to Exhibit (p)(7) of the Registrant's Post-Effective Amendment No. 23 as filed on March 14, 2002.

         (q) Powers of Attorney for Robert E. Turner, Alfred C. Salvato, John T. Wholihan, Stephen J. Kneeley, Janet F. Sansone, and Peter Golden, is incorporated by reference to Exhibit (q) of the Registrant's Post-Effective Amendment No. 23 as filed on March 14, 2002.

Item 24.  Persons Controlled by or under Common Control with Registrant:

         See the Prospectus and the Statement of Additional Information regarding the Registrant's control relationships.

Item 25.  Indemnification:

         Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and Other Connections of Investment Advisers:

ADVISERS

TURNER INVESTMENT PARTNERS, INC.

Turner Investment Partners, Inc. ("Turner") is the investment adviser for the Turner Large Cap Growth Opportunities, Turner Midcap Growth, Turner Small Cap Growth, Turner Micro Cap Growth, Turner Large Cap Value, Turner Midcap Value, Turner Small Cap Value, Turner Technology, Turner Top 20, Turner Global Top 40, Turner New Enterprise, Turner Disciplined Large Cap Growth, Turner International Opportunities, Turner International Discovery, Turner Future Financial Services, Turner New Energy & Power Techology, Turner Healthcare & Biotechnology, Turner Tax Managed U.S. Equity, Turner Core Fixed Income, Turner Core High Quality Fixed Income, Turner High Yield, Turner Aggressive Blend, Turner Ultra Short Duration Fixed Income, and Turner Short Duration Fixed Income Funds. The principal address of Turner is 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312. Turner is an investment adviser registered under the Advisers Act.

NAME AND POSITION WITH                                                         POSITION WITH OTHER
COMPANY                                  OTHER COMPANY                         COMPANY
----------------------                   -------------                         -------------------

Stephen  J. Kneeley                      Westlakes Institutional Portfolios,   President
President, Co-Chief Executive Officer    Inc.

                                         Alpha Select Funds                    Trustee

                                         ACP Strategic Opportunities Fund      President
                                         II, LLC

                                         ACP Continuum Return Fund II, LLC     President

                                         Turner Investment Management, LLC     President, Co-Chief Executive
                                                                               Officer


John H. Grady                            Turner Investment Distributors, Inc.  President
General Counsel - Chief Legal Officer;
Chief Operating Officer, Secretary       Ascendant Capital Partners            Managing Member

                                         ACP Strategic Opportunities Fund      Executive Vice President & Chief
                                         II, LLC                               Operating Officer

                                         ACP Continuum Return Fund II, LLC     Executive Vice President & Chief
                                                                               Operating Officer

                                         Turner Investment Management LLC      Chief Operating Officer

Thomas R. Trala                          Turner Investment Distributors, Inc.  Chief Financial Officer
CFO, Treasurer
                                         Ascendant Capital Partners
                                                                               Managing Member
                                         ACP Strategic Opportunities Fund
                                         II, LLC                               Treasurer & Chief Financial Officer

                                         ACP Continuum Return Fund II, LLC     Treasurer & Chief Financial Officer

                                         Turner Investment Management LLC      Chief Financial Officer


Mark D. Turner                           None                                  None
Vice Chairman, Senior Portfolio
Manager

Robert E. Turner, Jr.                    Westlakes Institutional Portfolios,   Trustee
Chairman, CIO; Co-Chief Executive        Inc.
Officer
                                         Episcopal Academy                     Trustee
                                         Merion, PA

                                         Bradley University                    Trustee
                                         Peoria, IL

                                         ACP Strategic Opportunities Fund      Trustee
                                         II, LLC

                                         ACP Continuum Return Fund II, LLC     Trustee

                                         Alpha Select Funds
                                                                               Trustee

Roger A. Early, CIO - Fixed Income       None                                  None


TURNER INVESTMENT MANAGEMENT LLC

Turner Investment Management LLC is the investment adviser for the Turner Small
Cap Equity and Turner Small Cap Value Opportunities Funds. The principal address of Turner Investment Management LLC is c/o 1235 Westlakes Drive, Suite 350,
Berwyn, PA 19312. TIM is an investment adviser registered under the Advisors
Act.

NAME AND POSITION WITH                                                         POSITION WITH OTHER
COMPANY                                  OTHER COMPANY                         COMPANY
----------------------                   -------------                         -------------------

Stephen  J. Kneeley                      Turner Investment Partners, Inc.      President, Co-Chief Executive
President, Co-Chief Executive Officer                                          Officer

                                         Westlakes Institutional Portfolios,   President
                                         Inc.

                                         Alpha Select Funds                    Trustee

                                         ACP Strategic Opportunities Fund      President
                                         II, LLC

                                         ACP Continuum Return Fund II, LLC     President


John H. Grady, Jr.                       Turner Investment Distributors, Inc.  President
Chief Operating Officer
                                         Ascendant Capital Partners            Managing Member

                                         ACP Strategic Opportunities Fund      Executive Vice President
                                         II, LLC

                                         ACP Continuum Return Fund II, LLC     Executive Vice President


                                         Turner Investment Partners, Inc.      General Counsel - Chief Legal
                                                                               Officer; Chief Operating Officer,
                                                                               Secretary

Thomas DiBella                           None
Chief Investment Officer

Thomas R. Trala                          Turner Investment Distributors, Inc.  Chief Financial Officer
Chief Financial Officer, Treasurer
                                         Ascendant Capital Partners            Managing Member

                                         ACP Strategic Opportunities Fund      Treasurer & Chief Financial Officer
                                         II, LLC

                                         ACP Continuum Return Fund II, LLC     Treasurer & Chief Financial Officer

                                         Turner Investment Partners, Inc.      Chief Financial Officer, Treasurer

Diane Drake
Secretary                                                None                                  None

CLOVER CAPITAL MANAGEMENT, INC.

Clover Capital Management, Inc. is the investment sub-adviser for the Turner Large Cap Value, Turner Midcap Value, Turner Small Cap Value and Turner Core Fixed Income Funds. The principal address of Clover Capital Management, Inc. is 11 Tobey Village Office Park, Pittsford, NY 14534. Clover is an investment adviser registered under the Advisors Act.

                                                                               CONNECTION WITH OTHER
NAME AND POSITION WITH COMPANY               OTHER COMPANY                     COMPANY
------------------------------           --------------------                  ---------------------
James G. Gould                           WealthNet LLC                         President, Director
Director & President

Richard J. Huxley                        None                                  None
Director of Fixed Income

Michael E. Jones                         WealthNet LLC                         Director, Investment Officer
Managing Director & Exec. VP

Geoffrey H. Rosenberger                  None                                  None
Managing Director, Exec VP,
Treasurer & Secretary

Stephen Carl                             None                                  None
Chief Operating Officer and General
Counsel


Item 27.  Principal Underwriters

Turner Investment Distributors, Inc. also acts as principal underwriter of shares of:

Alpha Select Target Select Equity Fund
ACP Strategic Opportunities Fund II, LLC
ACP Continuum Return Fund II, LLC
Westlakes Institutional Portfolios, Inc.

Item 28.  Location of Accounts and Records:

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

         (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
         (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

                  First Union National Bank
                  Broad & Chestnut Streets
                  P.O. Box 7618
                  Philadelphia, Pennsylvania  19101

         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and
         (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator and Sub-Administrator:

                  Turner Investment Partners, Inc.
                  1235 Westlakes Drive, Suite 350
                  Berwyn, PA 19312

                  SEI Investments Mutual Funds Services
                  Oaks, Pennsylvania 19456

         (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
         the required books and records are maintained at the principal offices of the Registrant's Advisers:

                  Turner Investment Partners, Inc.
                  1235 Westlakes Drive, Suite 350
                  Berwyn, Pennsylvania  19312

                  Turner Investment Management LLC
                  c/o 1235 Westlakes Drive, Suite 350
                  Berwyn, PA 19312

                  Clover Capital Management, Inc.
                  11 Tobey Village Office Park
                  Pittsford, New York  14534


Item 29. Management Services: All management services contracts are discussed in parts A & B of this Registration Statement.

Item 30.  Undertakings:  None

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 30 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Berwyn, Commonwealth of Pennsylvania on the 26th day of August, 2002.


                                  TURNER FUNDS

                                  BY: /S/ JOHN H. GRADY
                                  --------------------------
                                  John H. Grady
                                  Executive Vice President
                                  and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacity and on the dates indicated.


                  *                                  Trustee                    August 26, 2002
-------------------------------------
          Robert E. Turner

                  *                                  Trustee                    August 26, 2002
-------------------------------------
          Janet F. Sansone

                  *                                  Trustee                    August 26, 2002
-------------------------------------
          Alfred C. Salvato

                  *                                  Trustee                    August 26, 2002
-------------------------------------
          John T. Wholihan

                  *                                  President and Chief        August 26, 2002
-------------------------------------                Executive Officer
          Stephen J. Kneeley

                  *                                  Controller and             August 26, 2002
-------------------------------------                Chief Financial
            Peter Golden                             Officer


*By: /S/ JOHN H. GRADY                                                          August 26, 2002
     --------------------------------
     John H. Grady
     Attorney-in-Fact (pursuant to Power of Attorney)

                                  EXHIBIT INDEX

                  NAME                                                   EXHIBIT
                  --------------------------------------------------------------

                  Amended Schedule A to the Investment Advisory       EX.99 d(8)
                  Agreement between the Registrant and Turner
                  Investment Partners, Inc.